Other Noninterest Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]

Other noninterest expenses include the following:

	2016	2015

Automated teller machine and debit card expenses	$331,368	$263,220
Professional services	311,702	224,333
Advertising	217,116	196,112
Directors fees	189,263	188,476
Stationery, printing, and supplies	188,070	153,491
Telephone	185,532	149,375
Postage, delivery, and armored carrier	179,344	179,109
Federal Deposit Insurance Corporation premiums	147,940	168,135
Internet banking fees	143,210	111,471
Correspondent bank services	79,278	63,240
Travel and conferences	48,970	56,173
Liability insurance	46,917	46,880
Maryland state regulatory assessment	41,531	39,279
Dues and subscriptions	39,752	37,538
Remote deposit expenses	29,722	28,782
Credit reports	25,276	21,619
Contributions	23,160	22,715
Education and training	15,669	11,378
Other real estate owned	15,252	32,695
Other	97,422	88,113
	$2,356,494	$2,082,134